Rights of Use Assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Rights of use assets
Depreciation charges	$ 64	$ 52
General and administrative expenses	23	8
Selling expenses	$ 1	$ (1,242)	$ (971)